BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Schedule of Net Funded Status
Summarized below is the funded status and the amounts recorded on the Company's consolidated balance sheets for all of the Company's Defined Benefit Plans at December 31, 2017 and 2016:

	December 31,
	2017	2016
Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$382,517	$403,963
Interest cost	11,786	14,077
Actuarial loss (gain)	13,171	(11,429)
Curtailments	6,332	3,968
Settlements	6,910	—
Benefits paid	(121,650)	(28,062)
Projected benefit obligation at end of year	299,066	382,517

Change in plan assets:
Fair value of plan assets at beginning of year	284,118	297,846
Actual return on plan assets, net	6,356	5,829
Employer contributions	26,944	8,505
Benefits paid	(121,650)	(28,062)
Fair value of plan assets at end of year	195,768	284,118
Unfunded status at end of year	$(103,298)	$(98,399)

Schedule of Amounts Recognized in Balance Sheet
The Company's net funded status relating to its Defined Benefit Plans at December 31, 2017 and 2016, is as follows:

	December 31,
	2017	2016
Defined Benefit Plans	$(103,298)	$(98,399)
Less: Current portion related to nonqualified plans	135	14,293
Long-term defined benefit plan obligations	$(103,163)	$(84,106)

Schedule of Net Benefit Costs
Components of the benefit costs, recorded in other income (expense), net, for the Defined Benefit Plans for the years ended December 31, 2017 and 2016, is as follows:

	Years Ended December 31,
	2017	2016
Interest cost	$11,786	$6,946
Expected return on plan assets, net	(4,905)	(3,880)
Curtailment loss	3,137	231
Settlement loss (income) (reclassified from accumulated other comprehensive loss) (a)	1,845	(154)
Non-operating pension costs	$11,863	$3,143

(a)
As a result of benefit payments to terminated or retired individuals exceeding the service and interest costs for the Pension Plan and the Excess Cash Balance Pension Plan during the year ended December 31, 2017 and during the period June 21, 2016 through December 31, 2016, the Company recognized a non-cash settlement loss that represented the acceleration of the recognition of a portion of the previously unrecognized actuarial losses recorded in accumulated other comprehensive loss on the Company’s consolidated balance sheet relating to these plans.

Schedule of Assumptions Used
Weighted-average assumptions used to determine pension costs (made at the beginning of the year) and benefit obligations (made at the end of the year) for the Defined Benefit Plans are as follows:

	Benefit Costs		Benefit Obligations at December 31,
	For the Year Ended December 31, 2017	For the Period June 21, 2016 to December 31, 2016	2017	2016
Discount rate (a)	3.69%	3.53%	3.50%	3.81%
Rate of increase in future compensation levels	—%	—%	—%	—%
Expected rate of return on plan assets (Pension Plan only)	3.90%	3.97%	N/A	N/A

(a)
The discount rate of 3.53% for the period June 21, 2016 through December 31, 2016, represents the average of the quarterly discount rates used to remeasure the Company's projected benefit obligation and benefit costs in connection with the recognition of settlement losses discussed above.

Schedule of Allocation of Plan Assets
The weighted average asset allocations of the Pension Plan at December 31, 2017 and 2016 were as follows:

	Plan Assets at December 31,
	2017	2016
Asset Class:
Mutual funds	32%	43%
Fixed income securities	66	55
Cash equivalents and other	2	2
	100%	100%
The fair values of the assets of the Pension Plan at December 31, 2017 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$61,833	$—	$—	$61,833
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	10,721	—	10,721
U.S. corporate debt	—	39,992	—	39,992
Government debt	—	4,645	—	4,645
U.S. Treasury securities	—	62,601	—	62,601
Asset-backed securities	—	10,978	—	10,978
Other	—	—	—	—
Cash equivalents (a)	6,691	2,782	—	9,473
Total (b)	$68,524	$131,719	$—	$200,243

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2017.
The fair values of the assets of the Pension Plan at December 31, 2016 by asset class are as follows:

Asset Class	Level I	Level II	Level III	Total

Mutual funds	$121,356	$—	$—	$121,356
Fixed income securities held in a portfolio:
Foreign issued corporate debt	—	13,583	—	13,583
U.S. corporate debt	—	48,046	—	48,046
Government debt	—	4,810	—	4,810
U.S. Treasury securities	—	77,285	—	77,285
Asset-backed securities	—	14,065	—	14,065
Other	—	247	—	247
Cash equivalents (a)	2,593	3,089	—	5,682
Total (b)	$123,949	$161,125	$—	$285,074

(a)	A significant portion represents an investment in a short-term investment fund that invests primarily in securities of high quality and low risk.

(b)	Excludes cash and net payables relating to the purchase of securities that were not settled as of December 31, 2016.

Schedule of Expected Benefit Payments	The following benefit payments are expected to be paid during the periods indicated:

2018	$96,482
2019	18,960
2020	14,052
2021	13,282
2022	13,792
2023-2027	69,369